 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number:  811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370
Norcross, GA 30092-6541
(Address of principal executive offices) (Zip code)

Michael B. Orkin
5185 Peachtree Parkway, Suite 370
Norcross, GA  30092-6541
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  678-533-7850

Date of fiscal year end:  April 30

Date of reporting period:  May 1, 2016 – July 31, 2016

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
July 31, 2016 (UNAUDITED)

		Value
	Shares	(Note 1)
LONG INVESTMENTS (41.31%)
COMMON STOCKS (37.04%)
Aerospace/Defense (2.92%)
Lockheed Martin Corp.	7,500	$1,895,475
Northrop Grumman Corp.	6,300	1,364,769
Raytheon Co.	16,700	2,330,151
		5,590,395

Applications Software (0.50%)
Adobe Systems, Inc.[1]	100	9,786
Intuit, Inc.	8,500	943,415
		953,201

Beverages - Non - Alcoholic (1.76%)
National Beverage Corp.[1]	22,800	1,307,808
PepsiCo, Inc.	18,900	2,058,588
		3,366,396

Beverages - Wine/Spirits (0.58%)
Constellation Brands, Inc. - Class A	6,800	1,119,484

Building - Residential/Commercial (0.94%)
CalAtlantic Group, Inc.	24,200	876,282
Lennar Corp. - Class A	19,800	926,640
		1,802,922

Building & Construction Products - Miscellaneous (0.36%)
Fortune Brands Home & Security, Inc.	10,900	689,643

Building Production - Cement/Aggregate (1.93%)
Martin Marietta Materials, Inc., 0.191%	11,000	2,229,150
Vulcan Materials Co.	11,800	1,462,964
		3,692,114

Building Production - Wood (0.44%)
Masco Corp.	23,200	846,336

Chemicals - Specialty (0.51%)
Albemarle Corp.	11,500	967,955

Commercial Banks Non - U.S. (0.62%)
HDFC Bank, Ltd. - ADR	17,000	1,177,590

Computer Services (0.56%)
Hewlett Packard Enterprise Co.	50,900	1,069,918

Distribution/Wholesale (1.39%)
HD Supply Holdings, Inc.[1]	73,600	2,663,584

Diversified Manufacturing Operations (2.50%)
General Electric Co.	92,200	2,871,108
Honeywell International, Inc.	16,500	1,919,445
		4,790,553

		Value
	Shares	(Note 1)
Diversified Minerals (0.00%)*
U.S. Silica Holdings, Inc.	100	$3,447

E - Commerce/Products (0.54%)
Amazon.com, Inc.[1]	1,350	1,024,394

Electric - Integrated (1.39%)
American Electric Power Co., Inc.	38,400	2,661,120

Electronic Components - Semiconductors (0.71%)
Broadcom, Ltd.	8,400	1,360,632

Entertainment Software (1.00%)
Electronic Arts, Inc.[1]	25,000	1,908,000

Food - Miscellaneous/Diversified (1.49%)
General Mills, Inc.	100	7,189
The Hain Celestial Group, Inc.[1]	37,700	1,990,183
The Kraft Heinz Co.	9,900	855,261
		2,852,633

Home Decoration Products (0.80%)
Newell Brands, Inc.	29,100	1,526,586

Infrastructure Software (2.07%)
Microsoft Corp.	70,000	3,967,600

Internet Content - Entertainment (0.50%)
Facebook, Inc. - Class A1	7,700	954,338

Lighting Products & Systems (1.00%)
Acuity Brands, Inc., 0.191%	7,300	1,915,739

Machinery - Pumps (0.30%)
Xylem, Inc., 0.191%	12,100	578,501

Medical - Biomedical (0.20%)
Charles River Laboratories International, Inc.[1]	4,400	386,892

Medical Products (0.30%)
Henry Schein, Inc.[1]	3,200	579,136

Non-Hazardous Waste Disposal (0.40%)
Republic Services, Inc.	14,900	763,774

Oil - Field Services (0.85%)
Baker Hughes, Inc.	13,400	640,922
Halliburton Co.	22,800	995,448
		1,636,370

Oil & Gas Companies - Exploration & Production (2.69%)
Concho Resources, Inc.[1]	8,200	1,018,440
Diamondback Energy, Inc.[1]	11,200	983,248
Pioneer Natural Resources Co.	6,500	1,056,705
QEP Resources, Inc.	57,600	1,048,320
RSP Permian, Inc.[1]	28,800	1,035,360
		5,142,073

		Value
	Shares	(Note 1)
Oil & Gas Drilling (0.00%)*
Patterson-UTI Energy, Inc.	100	$1,939

Reinsurance (0.88%)
Berkshire Hathaway, Inc. - Class B1	11,700	1,687,959

Retail - Building Products (1.13%)
Lowe's Cos., Inc.	26,300	2,163,964

Retail - Discount (1.83%)
Costco Wholesale Corp.	8,200	1,371,204
Ollie's Bargain Outlet Holdings, Inc.[1]	81,600	2,133,024
		3,504,228

Retail - Major Department Store (1.13%)
TJX Cos., Inc.	26,400	2,157,408

Semiconductor Equipment (0.80%)
Applied Materials, Inc.	28,900	759,781
Lam Research Corp.	8,500	763,045
		1,522,826

Textile - Home Furnishings (0.01%)
Mohawk Industries, Inc.[1]	100	20,894

Water (2.01%)
American Water Works Co., Inc.	46,700	3,856,486

TOTAL COMMON STOCKS
(Cost $65,591,018)		70,907,030
EXCHANGE-TRADED FUNDS (2.74%)
Country Fund - United States (0.28%)
Market Vectors® Gold Miners ETF	17,400	532,266

Equity Fund (0.93%)
iPATH® S&P 500® VIX Short-Term Futures ETN[1]	175,100	1,782,518

Gold (0.41%)
SPDR® Gold Shares[1]	6,100	786,778

U.S. Treasury Inflation Protected Bond Fund (1.12%)
iShares® TIPS Bond ETF	18,300	2,139,270

TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,041,094)		5,240,832
MASTER LIMITED PARTNERSHIPS (0.10%)
Investment Companies (0.10%)
Oaktree Capital Group LLC	4,300	199,606

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $191,531)		199,606

	Expiration	Exercise	Number of	Value
	Date	Price	Contracts	(Note 1)
PURCHASED OPTIONS (1.43%)
PURCHASED CALL OPTIONS (0.08%)
Blackberry, Ltd.	January, 2017	$10.00	525	$9,975
TerraForm Power, Inc.	September, 2016	10.00	650	135,850

TOTAL PURCHASED CALL OPTIONS
(Cost $257,945)				145,825

PURCHASED PUT OPTIONS (1.35%)
Alliance Data Systems Corp.	September, 2016	210.00	200	66,000
Alliance Data Systems Corp.	December, 2016	210.00	117	91,260
Arctic Cat, Inc.	December, 2016	17.50	655	193,225
Avis Budget Group, Inc.	August, 2016	24.00	628	3,140
Bridgepoint Education, Inc.	August, 2016	10.00	2,154	618,198
Career Education Corp.	January, 2017	6.00	1,170	81,900
Conn's, Inc.	January, 2017	5.00	2,315	150,475
DeVry Education Group, Inc.	August, 2016	17.50	4,966	49,660
Harley-Davidson, Inc.	August, 2016	40.00	2,159	17,272
Harley-Davidson, Inc.	August, 2016	45.00	1,394	19,516
Harley-Davidson, Inc.	January, 2017	47.50	850	238,000
ITT Educational Services, Inc.	January, 2017	2.00	2,960	38,480
ITT Educational Services, Inc.	January, 2018	2.00	3,855	331,530
Qorvo, Inc.	August, 2016	45.00	180	900
Signet Jewelers, Ltd.	January, 2017	85.00	119	94,010
SolarCity Corp.	October, 2016	23.00	282	78,960
SPDR® S&P 500® ETF Trust	September, 2016	216.00	445	144,625
Tempur Sealy International, Inc.	December, 2016	55.00	167	14,195
Tesla Motors, Inc.	September, 2016	225.00	33	43,560
Tesla Motors, Inc.	January, 2017	210.00	74	156,732
Transocean, Ltd.	August, 2016	10.00	4,146	107,796
Zillow Group, Inc. - Class A	August, 2016	25.00	999	9,990
Zillow Group, Inc. - Class A	January, 2017	30.00	239	38,240

TOTAL PURCHASED PUT OPTIONS
(Cost $6,459,359)				2,587,664

TOTAL PURCHASED OPTIONS
(Cost $6,717,304)				2,733,489
TOTAL LONG INVESTMENTS
(Cost $77,540,947)				79,080,957

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (55.53%)
MONEY MARKET FUNDS[2]
First American Treasury Obligations Fund - Class Z	0.22%	106,284,988	106,284,988

JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Shares	0.19%	22,793	22,793

TOTAL SHORT TERM INVESTMENTS
(Cost $106,307,781)			106,307,781

Value
(Note 1)

TOTAL INVESTMENTS - (96.84%)
(Cost $183,848,728)	$185,388,738

Assets in Excess of Other Liabilities (3.16%)	6,054,591

NET ASSETS (100.00%)	$191,443,329

		Value
SCHEDULE OF SECURITIES SOLD SHORT (-13.41%)	Shares	(Note 1)
COMMON STOCKS (-13.41%)
Automobiles (-0.86%)
Harley-Davidson, Inc.	(31,300)	$(1,656,396)

Commercial Banks Non - U.S. (-0.48%)
Itau Unibanco Holding SA - Class H, Sponsored Preferred ADR	(100)	(1,045)
Westpac Banking Corp. - Sponsored ADR	(38,900)	(917,651)
		(918,696)

Commercial Services (-0.57%)
Alliance Data Systems Corp.	(4,700)	(1,088,614)

Consumer Goods Rental (-0.51%)
Aaron's, Inc.	(41,200)	(986,740)

Diversified Banking Institution (-0.30%)
Deutsche Bank AG	(42,400)	(569,856)

E - Commerce/Services (-0.21%)
Zillow Group, Inc. - Class A	(10,200)	(401,982)

Finance - Auto Loans (-1.16%)
Ally Financial, Inc.	(64,400)	(1,161,776)
Credit Acceptance Corp.	(5,900)	(1,065,953)
		(2,227,729)

Finance - Consumer Loans (-1.12%)
LendingClub Corp.	(463,100)	(2,139,522)

Food - Retail (-1.02%)
Sprouts Farmers Market, Inc.	(84,800)	(1,961,424)

Instruments - Controls (-0.29%)
Control4 Corp.	(62,900)	(547,859)

Investment Management/Advisory Services (-2.01%)
Franklin Resources, Inc.	(28,900)	(1,045,891)
Waddell & Reed Financial, Inc. - Class A	(107,700)	(1,966,602)
WisdomTree Investments, Inc.	(84,800)	(842,912)
		(3,855,405)

Machinery - Farm (-0.23%)
AGCO Corp.	(8,800)	(423,808)
Deere & Co.	(100)	(7,771)
		(431,579)

		Value
	Shares	(Note 1)
Machinery - Tools & Related Products (-0.00%)*
Kennametal, Inc.	(100)	$(2,486)

Oil & Gas Drilling (-0.50%)
Seadrill, Ltd.	(196,700)	(584,199)
Transocean, Ltd.	(33,500)	(368,165)
		(952,364)

Retail - Apparel/Shoe (-1.01%)
Kate Spade & Co.	(88,900)	(1,928,241)

Retail - Automobile (-0.00%)*
CarMax, Inc.	(100)	(5,826)

Retail - Jewelry (-1.13%)
Signet Jewelers, Ltd.	(24,600)	(2,162,586)

Schools (-1.16%)
Bridgepoint Education, Inc.	(51,500)	(367,195)
Career Education Corp.	(100)	(691)
DeVry Education Group, Inc.	(51,700)	(1,151,359)
ITT Educational Services, Inc.	(307,700)	(695,402)
		(2,214,647)

Super - Regional Banks - U.S. (-0.42%)
Capital One Financial Corp.	(11,900)	(798,252)

Web Hosting & Design (-0.43%)
Endurance International Group Holdings, Inc.	(91,200)	(818,976)

TOTAL COMMON STOCKS
(Proceeds $29,724,137)		(25,669,180)

EXCHANGE-TRADED FUNDS (0.00%)*
Emerging Country Exchange - Traded Funds (-0.00%)*
iShares® MSCI South Africa ETF	(100)	(5,777)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $4,934)		(5,777)

TOTAL SECURITIES SOLD SHORT
(Proceeds $29,729,071)		$(25,674,957)

*	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund's assets are held as collateral for short sales activity. As of July 31, 2016, the amount held as collateral was $45,000,000.

Common Abbreviations:
MSCI - Morgan Stanley Capital International.
SPDR - Standard and Poor's Depositary Receipt.
TIPS - Treasury Inflation Protected Securities.

Notes to Quarterly Schedule of Investments
July 31, 2016 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O Funds Advisor, Inc. (the “Adviser”) uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. Caldwell and Orkin takes the opposite view – we believe that lower risk can result in higher return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation
Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short positions for which there were no sales on that day are valued at the last available ask price. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements
A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at measurement date.

Level 2
 Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3
 Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$70,907,030	$–	$–	$70,907,030
Exchange-Traded Funds	5,240,832	–	–	5,240,832
Master Limited Partnerships	199,606	–	–	199,606
Purchased Options
Call Options	145,825	–	–	145,825
Put Options	1,498,791	1,088,873	–	2,587,664
Short Term Investments	106,307,781	–	–	106,307,781
TOTAL	$184,299,865	$1,088,873	$–	$185,388,738

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(25,669,180)	$–	$–	$(25,669,180)
Exchange-Traded Funds	(5,777)	–	–	(5,777)
TOTAL	$(25,674,957)	$–	$–	$(25,674,957)

There were no transfers between Levels 1, 2, and 3 during the period ended July 31, 2016.  It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the period ended July 31, 2016. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

*	For detailed industry descriptions, see the accompanying Schedule of Investments

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income
Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash
The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration
At July 31, 2016, the Fund invested 55.51% of its total net assets in the First American Treasury Obligations Fund Class Z (FUZXX) and 0.02% in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instruments as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The First American Treasury Obligations Fund Class Z seeks maximum current income consistent with the preservation of capital and maintenance of liquidity. The fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations.  The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of July 31, 2016, total investments would equal 58.99%, as a percentage of net assets. This would result in cash equivalents representing 41.01% of net assets, vs. the 42.12% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of July 31, 2016.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2016, the Fund had approximately 13% of its total net assets in short positions.

For the period ended July 31, 2016, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $85,638,062 and $76,470,694, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On July 31, 2016, based on cost of $186,325,573 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,397,949 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(4,334,784), resulting in net unrealized depreciation of $(936,835).

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds, Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President and Principal Executive Officer

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds, Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President and Principal Executive Officer

Date:	September 23, 2016

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer and Principal Financial Officer

Date:	September 23, 2016